                                                                                                            April 26, 2013

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

            Re:       Dreyfus Research Growth Fund, Inc.

            File No. 811-1899

Gentlemen:

            Transmitted for filing is the Annual Report to Shareholders for the Fund for the Annual period ended February 28, 2013, filed in compliance with the provisions of Section 30 of the Investment Company Act of 1940.

                                                                                                Very truly yours,

                                                                                                  /s/Loretta Johnston

                                                                                                  Loretta Johnston
                                                                                                  Senior Paralegal

LJ\

Enclosures